As filed with the Securities and Exchange                      File No. 33-12723
Commission on July 15, 1998                                    File No. 811-5062


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 12

                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940

                                Amendment No. 15

                                 AETNA GET FUND



             151 Farmington Avenue ALT5, Hartford, Connecticut 06156
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
              242 Trumbull Street ALT5, Hartford, Connecticut 06103
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:



      X          75 days after filing pursuant to paragraph (a)(2) of Rule 485
   --------

                                 Aetna Get Fund
                              Cross-Reference Sheet

    Form N-1A
    Item No.                               Part A                          Caption in Prospectus
    --------                               ------                          ---------------------

       1.          Cover Page...........................................   Cover Page

       2.          Synopsis.............................................   Summary

       3.          Condensed Financial Information......................   Not Applicable

       4.          General Description of Registrant....................   Description of Series D
                                                                           Investment Techniques, Risk Factors
                                                                              and Other Considerations
                                                                           General Information

       5.          Management of the Fund...............................   Management of the Fund

       5A.         Management's Discussion of Fund
                   Performance..........................................   Not Applicable

       6.          Capital Stock and Other Securities...................   General Information
                                                                           Distributions and Tax Status
                                                                           Sale and Redemption of Shares
                                                                           Net Asset Value

       7.          Purchase of Securities Being Offered.................   Sale and Redemption of Shares
                                                                           Net Asset Value

       8.          Redemption or Repurchase.............................   Sale and Redemption of Shares
                                                                           Net Asset Value

       9.          Legal Proceedings....................................   Not Applicable



    Form N-1A                                                              Caption in Statement of
    Item No.                               Part B                          Additional Information
    --------                               ------                          ---------------------

       10.         Cover Page...........................................   Cover Page

       11.         Table of Contents....................................   Table of Contents

       12.         General Information and History......................   General Information and History

       13.         Investment Objectives and Policies...................   Investment Objective and Restrictions
                                                                           Description of Various Securities and
                                                                              Investment Techniques
                                                                           The Asset Allocation Process

       14.         Management of the Fund ..............................   Trustees and Officers of the Trust

       15.         Control Persons and Principal
                   Holders of Securities ...............................   Control Persons and Principal
                                                                              Shareholders

       16.         Investment Advisory and Other Services...............   The Investment Advisory Agreement
                                                                           The Administrative Services
                                                                              Agreement
                                                                           Custodian
                                                                           Independent Auditors

       17.         Brokerage Allocation ................................   Brokerage Allocation and Trading
                                                                              Policies

       18.         Capital Stock and Other Securities...................   Description of Shares

       19.         Purchase, Redemption and Pricing of
                   Securities Being Offered.............................   Sale and Redemption of Shares
                                                                           Net Asset Value

       20.         Tax Status...........................................   Tax Status

       21.         Underwriters.........................................   Principal Underwriter

       22.         Calculation of Performance Data......................   Not Applicable

       23.         Financial Statements ................................   Not Applicable

                                     PART C
                                     ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                 AETNA GET FUND

                                 Series D Shares


                              151 Farmington Avenue
                               Hartford, CT 06156
                                 1-800-525-4225


                     Prospectus dated: _______________, 1998

Aetna GET Fund (Fund) is an open-end management investment company organized as a Massachusetts Business Trust and authorized to issue multiple series of shares, each of which is diversified. Series D shares will be offered from October 15, 1998 through January 15, 1999, the Offering Period. Series D will be offered as a funding option under certain variable annuity contracts issued by Aetna Life Insurance and Annuity Company (Aetna). Aetna, not contract owners or retirement plan participants (Participants), are shareholders of the Fund. The Fund currently has four Portfolios authorized.

This Prospectus sets forth concisely the information about the Fund and Series D that you ought to know before investing. Additional information about the Fund and Series D is contained in a Statement of Additional Information (Statement) dated _______________, 1998, which has been filed with the Securities and Exchange Commission (Commission) and is incorporated herein by reference. The Statement is available, without charge, by writing to the Fund at the address listed above or by calling 1-800-525-4225.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, Series D shares in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN SERIES D IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this Prospectus carefully before investing and retain it for future reference.

                               TABLE OF CONTENTS
                                                                           Page
DESCRIPTION OF SERIES D.................................................      3
   Investment Objective.................................................      3
   Investment Policy....................................................      3
   Other Considerations.................................................      4
   Equity Component.....................................................      4
   Fixed Component......................................................      5
INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS............      6
   General Considerations...............................................      6
   Derivative Instruments...............................................      6
   Variable Rate Instruments............................................      7
   Borrowing............................................................      7
   Illiquid and Restricted Securities...................................      7
   Industry Concentration...............................................      7
   Portfolio Turnover...................................................      8
MANAGEMENT OF THE FUND..................................................      8
   Trustees.............................................................      8
   Investment Adviser...................................................      8
   Portfolio Management.................................................      8
   Administrator........................................................      9
GENERAL INFORMATION.....................................................      9
   Declaration of Trust.................................................      9
   Capital Stock........................................................      9
   Shareholder Meetings.................................................      9
   Voting Rights........................................................     10
   Principal Underwriter................................................     10
   Custodian............................................................     10
   Sale and Redemption of Shares........................................     10
   Net Asset Value......................................................     10
   Distributions and Tax Status.........................................     11
   Year 2000............................................................     11

                             DESCRIPTION OF SERIES D


Investment Objective

Series D seeks to achieve maximum total return without compromising a minimum targeted rate of return (Targeted Return) by participating in favorable equity market performance during the Guaranteed Period from January 16, 1999 through January 15, 2004 (Maturity Date).

The Targeted Return is 2.5% per year over the Guaranteed Period. There is no assurance that the Targeted Return will be achieved.

Series D has adopted an investment objective which is a fundamental policy and, therefore, may not be changed without the approval by holders of a majority of outstanding shares. There can be no assurance that Series D will meet its investment objective. Series D is subject to additional investment restrictions described in the Statement of Additional Information (Statement). Those restrictions that are fundamental policies cannot be changed without the vote of a majority of outstanding shares.


Investment Policy

The Series D assets (Assets) will be invested entirely in money market instruments prior to January 16, 1999. After that date, the assets will be allocated between equities and fixed income securities (Equity Component and Fixed Component, respectively) in proportions that are intended to help the Fund attain its investment objective. The Equity Component will consist primarily of common stocks. The Fixed Component will consist primarily of short- to intermediate-term government securities. Series D may also invest in other types of securities. (See Description of Series D - Investment Policy.)

Aeltus Investment Management, Inc. (Aeltus) is the investment adviser for the Fund. Aeltus uses proprietary computer programs on a daily basis to determine the percentage of Assets which will be allocated between the Equity Component and the Fixed Component. Generally, as the value of the Equity Component rises, more Assets are allocated to the Equity Component. As the value of the Equity Component declines, more Assets are allocated to the Fixed Component. The proprietary software programs will consider factors such as current interest rates, estimated transaction costs, time to Maturity Date and market volatility based on experience and historical market performance to determine the asset mix between the Equity and Fixed Components. This software is not used to select particular securities or to predict market performance.

If during the Guaranteed Period of Series D the equity markets rise, the Assets may become largely invested in the Equity Component, as the likelihood of not realizing the minimum targeted rate of return would be low. Conversely, if during this same period the equity markets experienced a general decline, the Assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the minimum targeted rate of return at the Maturity Date.

A major decline in the equity markets, particularly a decline well before the Maturity Date, could cause the Assets to be fully invested in the Fixed Component. Were this to happen, it is unlikely that there would be a meaningful reallocation of the Assets into the Equity Component, even if there were significant upward movement in the equity markets. If the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component might occur to ensure that the minimum targeted rate of return would be achieved at the end of the Guaranteed Period. No major stock market index, such as the Standard and Poor's (S&P) 500 Stock Index, has declined as much as 30% in a single day since 1929. However, there can be no assurance that a decline of 30% or more will not occur during the Guaranteed Period. Use of the Fixed Component reduces Series D's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a fund which is fully invested in equities. (For a further description of the asset allocation process, please see The Asset Allocation Process in the Statement.)


Other Considerations

If Series D Assets do not reach $100 million at the end of the Offering Period, the Board of Trustees (Trustees) reserves the right not to operate Series D in accordance with its Investment Objectives and Policies. In that event, Aeltus will continue to invest assets in money market instruments and Aetna will notify Contract owners or Participants, as applicable, within 15 days after the end of the Offering Period that Series D is being discontinued. Contract owners or Participants will have 45 days following the end of the Offering Period to transfer their money from Series D. If at the end of the 45-day period, a Contract owner or Participant does not make an election, its investment in Series D will be transferred to Aetna Money Market VP, a money market fund.

In addition, Aetna reserves the right to continue to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guaranteed Period and to discontinue these deposits at its discretion at any time. In the event of any extraordinary or unusual market condition such as a sudden, abrupt drop in the equity market and/or abrupt rise in the bond market that, in Aeltus' opinion, could jeopardize the attainment of the Targeted Return, Aetna could immediately cease to accept additional deposits into the Fund and would notify distributors and existing variable annuity customers of this decision immediately. If the decision to cease accepting additional deposits is made, Aetna would accept into the Fund only those deposits which had been received in good order and deposited into the separate account prior to the decision to disallow additional deposits.

During normal market conditions so determined by Aeltus, Aetna will notify its distributors and existing variable annuity customers of its decision to close the Fund to new deposits and will allow additional deposits received no more than 10 days from the date of notification into the Fund provided market conditions remain normal during these 10 days. Once the decision to close the Fund to new deposits has been made, it is possible that the Fund will not reopen to new deposits.


Equity Component

With the Equity Component, Aeltus seeks to outperform the total return performance of publicly traded common stocks included in the S&P 500 while maintaining a market level of risk.

The Equity Component will attempt to be fully invested in common stocks. Under normal circumstances, the Equity Component will invest at least 90% of its assets in certain common stocks represented in the S&P 500. Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. The Equity Component is subject to market risk, i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

The Equity Component will generally include approximately 400 stocks included in the S&P 500. The Equity Component will exclude Aetna Inc. common stock.

The weightings of stocks in the S&P 500 are based on each stock's relative total market capitalization, that is, its market price per share multiplied by the number of common shares outstanding. Aeltus will attempt to outperform the investment results of the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

The Equity Component may also invest in high-grade, short-term debt instruments and in options and futures (including options on futures), as more fully described below.

Fixed Component

The Fixed Component seeks to provide values which, together with the value of the Equity Component at any given time, will enable Series D to achieve the Targeted Return. The Fixed Component will be managed so that its financial characteristics will, at any point in time, closely resemble those of a portfolio of zero coupon bonds, all of which mature on the Maturity Date. Because the Fixed Component can be invested in a variety of debt securities, as described below, the Fixed Component may provide somewhat greater opportunities and risks than if invested solely in United States Government securities.

The Fixed Component of Series D will primarily consist of short- to intermediate-term government securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, with the average weighted length to maturity decreasing as Series D nears its Maturity Date.

The Fixed Component may also consist of:

(1) Corporate obligations which are rated at the time of purchase within one of the four highest grades assigned by Moody's Investors Service, Inc. (Moody's) (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB), or, if not so rated, are considered by Aeltus to be of comparable investment quality;

(2) Obligations of, or guaranteed by, national or state banks or bank holding companies, which either are rated in one of the four highest grades assigned by Fitch Investors Services, Inc. (AAA, AA, A or BBB), or, if not so rated, are considered by Aeltus to be of comparable investment quality;

(3) Domestic bank certificates of deposit of banks having assets (as most recently reported) in excess of one billion dollars;

(4) Domestic bankers' acceptances eligible for discounting at the Federal Reserve System;

(5) Commercial paper rated A-1 by S&P and P-1 by Moody's. Where in Aeltus' judgment yield disparities in the market warrant it, Series D may acquire commercial paper rated A-2 or P-2 so long as such investments do not exceed 10% of the total assets of the Fixed Component; and

(6) Repurchase agreements with domestic banks and broker-dealers meeting creditworthiness standards approved by the Trustees.

The relative size of the Fixed Component's investments in any grade or type of securities will vary from time to time depending on a number of factors, including yields for such securities, their market supply and general economic outlook. There can be no assurance that the Fixed Component will show a positive return.

          INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS


General Considerations

The different types of securities purchased and investment techniques used by Series D involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are generally more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, on each debt security, the risk of principal and interest default is greater with higher-yielding, lower-grade securities. Some of the risks involved in the securities acquired by Series D, as well as investment policies followed by Series D, are discussed in this section. Additional discussion is contained in the Statement.


Derivative Instruments

Derivatives In order to manage exposure to changing interest rates and securities prices, to increase investment return, to hedge or to follow other investment strategies, Series D may use various types of derivatives. A derivative is a financial instrument the value of which depends on (or derives from) the value of an underlying asset, such as a security, interest rate or index. Derivatives that may be used by Series D include futures and options (see "Futures Contracts" and "Options" below). See the Statement for additional information on the use of and risks associated with derivatives.

Some of these strategies, such as selling futures contracts, buying puts and writing calls, hedge against price fluctuations. Other strategies, such as buying futures contracts, calls and interest rate swaps, tend to increase market exposure. In some cases, Series D may buy a futures contract for the purpose of increasing its exposure in a particular market segment, which may be considered speculative, rather than for hedging.

Derivatives can be volatile investments and involve certain risks. Series D may be unable to limit its losses by closing a position due to lack of a liquid market or similar factors. Losses may also occur if there is not a perfect correlation between the value of a derivative and the underlying financial instrument. The use of derivatives also may involve a high degree of leverage because of low margin requirements. As a result, small price movements in derivatives may result in immediate and potentially unlimited gains or losses to Series D. The amount of gains or losses on investments in derivatives depends on Aeltus' ability to predict correctly the direction of stock prices, interest rates and other economic factors.

For purposes other than hedging, Series D will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Series. Series D may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

Futures Contracts Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date. Investments in futures contracts or options on futures may be made, subject to the limits discussed in the Statement.

Certain risks are involved in futures contracts including but not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in value of the futures instrument; the inability of Series D to limit losses by closing its position due to lack of a liquid secondary market or due to daily limits or price fluctuation; imperfect correlation between the value of the futures contracts and the related securities; and potential losses in excess of the amount invested in the futures contracts themselves.

Options Series D may purchase and write call options and put options, including options on securities, indices and futures. Call options on securities may be written only if covered. Options are agreements that for a fee or premium, give the holder the right, but not the obligation, to pay or settle for cash a certain amount of securities during a specified period or on a specified date. Options are used to minimize principal fluctuation or to generate additional premium income but they do involve risks.


Variable Rate Instruments

A variable rate instrument is an instrument which provides for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.


Borrowing

Series D may borrow money from banks, but only for temporary or emergency purposes in an amount up to 15% of the value of Series D's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), at the time the borrowing is made. When borrowings exceed 15% of Series D's total assets, Series D will not make additional investments.

Series D does not intend to borrow for leveraging purposes. It has the authority to do so, but only if, after the borrowing, the value of Series D's net assets, including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of Series D since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds.


Illiquid and Restricted Securities

Series D may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the ordinary course of business without taking a materially reduced price. In addition, Series D may invest in securities that are subject to legal or contractual restrictions on resale, including securities purchased in accordance with Rule 144A under, and Section 4(2) of, the Securities Act of 1933.

Because of the absence of a trading market for illiquid and certain restricted securities, it may take longer to liquidate these securities than it would unrestricted, liquid securities. Series D may realize less than the amount originally paid by Series D for the security. The Trustees have established a policy to monitor the liquidity of such securities.


Industry Concentration

Series D generally will not concentrate investments in any one industry. Series D may, however, invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. The 25% limitation does not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Series D will not invest more than 5% of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. These restrictions apply only to 75% of Series D's total assets. These restrictions do not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities. See the Statement for additional restrictions.


Portfolio Turnover

Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. Although Series D does not purchase securities with the intention of profiting from short-term trading, it may buy and sell securities when Aeltus believes such action is advisable. It is anticipated that the average annual turnover rate of Series D may exceed 125%. Turnover rates in excess of 125% may result in higher transaction costs (which are borne directly by Series D). See Tax Status in the Statement.


                             MANAGEMENT OF THE FUND


Trustees

The operations of Series D are managed under the direction of the Trustees. The Trustees set broad policies for Series D. Information about the Trustees is found in the Statement.


Investment Adviser

Aeltus has entered into an investment advisory agreement with the Fund to manage the assets of Series D. Aeltus is a Connecticut corporation with its principal offices located at 242 Trumbull Street, Hartford, Connecticut 06103-1205. Aeltus is an indirect wholly-owned subsidiary of Aetna Inc. Aeltus is registered as an investment adviser with the Commission. Aeltus manages $48 billion in assets.

The investment advisory agreement provides that Aeltus is entitled to receive an annual fee, payable monthly, from Series D at a rate of 0.60% of the average daily net assets of Series D during the Guaranteed Period and 0.25% of the average daily net assets of Series D during the Offering Period.

Under the terms of the investment advisory agreement, Aeltus, subject to the supervision of the Trustees, is obligated to manage the investments of Series D in accordance with Series D's investment objective and policies. Aeltus determines what securities and other instruments are purchased and sold by Series D. Aeltus is responsible for all of its own costs, including costs of Aeltus personnel required to carry out its investment advisory fees.

The investment advisory agreement allows Aeltus to place trades through brokers of its choosing and to take into consideration the quality of the brokers' services and execution, as well as services such as research in setting the amount of commissions paid to a broker. The use of research and expense reimbursements in determining and paying commissions is referred to as soft dollar practices. Aeltus will use soft dollars for services and expenses only to the extent authorized under the investment advisory agreement and applicable law. Aeltus may also consider the sale of shares of the Fund and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions, subject to Aeltus' duty to obtain best execution.


Portfolio Management

The following individuals are primarily responsible for the day-to-day management of Series D.

Geoffrey A. Brod, Vice President, Aeltus will be responsible for managing the Equity Component of Series D. He has over 30 years of experience in quantitative applications and has over 10 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Hugh T. M. Whelan, Vice President, Aeltus, will be responsible for managing the Fixed Income Component of Series D. Mr. Whelan joined Aeltus in 1989 and manages fixed income portfolios employing various strategies.


Administrator

The Fund has appointed Aeltus as administrator for Series D pursuant to an Administrative Services Agreement. Under the terms of that Administrative Services Agreement, Aeltus has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as transfer agents and custodians, shareholder communications, calculation of the Net Asset Value (NAV) and other financial reports prepared for Series D (collectively referred to as Administrative Services). As administrator, Aeltus may contract with other entities to perform certain Administrative Services.

For the services provided under the Administrative Services Agreement, Aeltus receives an annual fee, payable monthly, at a rate of 0.075% of the average daily net assets of Series D.


                               GENERAL INFORMATION


Declaration of Trust

The Fund is an open-end management investment company organized as a series-type business trust under Massachusetts law on March 9, 1987. The Declaration of Trust (Declaration) provides for the issuance of multiple series of shares, each representing a portfolio of investments with different investment objectives, policies and restrictions. Series D is a diversified series of the Fund.

The Declaration contains an express disclaimer for shareholder liability for acts or obligations of the Fund under Massachusetts law, and requires that notification of such be given in each agreement, obligation or instrument entered into by the Fund or the Trustees.


Capital Stock

The Declaration permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest in each series of the Fund. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.


Shareholder Meetings

The Fund is not required to hold annual shareholder meetings. The Declaration provides for meetings of shareholders to elect Trustees at such times as may be determined by the Trustees or as required by the Investment Company Act of 1940. If requested by the holders of at least 10% of a series' outstanding shares, the series will hold a shareholder meeting for the purpose of voting on the removal of one or more Trustees and will assist with communication concerning that shareholder meeting.

Voting Rights

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held on matters submitted to the shareholders of a series. Voting rights are not cumulative. Aetna's separate accounts, not the contract owners or Participants, are the shareholders of Series D. Aetna does, however, provide contract owners, or in some cases Participants, the right to direct the voting of shares at shareholder meetings to the extent required by law.


Principal Underwriter

Aetna is the principal underwriter for the Fund. Aetna is a Connecticut corporation, and is an indirect wholly-owned subsidiary of Aetna Inc.


Custodian

Mellon Bank, N.A., is the custodian for Series D.


Sale and Redemption of Shares

Purchases and redemptions of shares may be made only by insurance companies for their separate accounts at the direction of Participants. Please refer to the documents pertaining to your contract or policy for information on how to direct investments in or redemptions from Series D. Orders for the purchase or redemption of shares of Series D that are received before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. eastern time) are effected at the NAV per share determined that day, as described below (see Net Asset Value). The insurance company shall be the designee of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the orders by 9:30 a.m. the next day on which the NYSE is open for trading. The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Commission.


Net Asset Value

The NAV per share of Series D is determined as of the earlier of 15 minutes after the close of regular trading on the NYSE or 4:15 p.m. eastern time on each day that NYSE is open for trading (Business Day). The NAV is computed by dividing the total value of Series D's portfolio securities, plus any cash or other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not readily available or for which superseding events have made market quotations unreliable are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Trustees.

Distributions and Tax Status

Dividends and distributions made by Series D to Aetna are taxable, if at all, to Aetna; they are not taxable to contract holders. Series D intends to make such distributions, which will be automatically reinvested in additional Series D shares at the NAV thereof.

Series D intends to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (Code). As a RIC, Series D will not be liable for federal income taxes on that part of its net investment income and net capital gains, if any, distributed to shareholders. Series D intends to maintain diversification of investments as required by the Code in order to qualify as a RIC.

Series D also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts so that contract holders should not be subject to federal tax on distributions of dividends and income from Series D to the insurance company separate accounts. Contract holders should review the Contract prospectus for information regarding the tax consequences to them of purchasing a Contract.


Year 2000

Aetna Inc. (referred to collectively with its subsidiaries and affiliates as Aetna Inc.) has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment,
(iii) remediation and (iv) testing and certification. Aetna Inc. is currently in the assessment or remediation stages of its plan for the systems and applications related to the Fund, including those relating to Aeltus. Testing and certification of these systems is targeted for completion by mid-1999. The costs of these efforts will not affect the Fund.

Aeltus and the Fund also have relationships with broker dealers, transfer agents, custodians and other securities industry participants and service providers that are not affiliated with Aetna Inc. Aetna Inc. is currently examining its relationships with third parties as part of its Year 2000 plan. While Aeltus believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside Aetna Inc., Aeltus and the Fund's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Fund, including, without limitation, its operation or the valuation of its assets.

                                 AETNA GET FUND
                                    SERIES D
                              151 Farmington Avenue
                           Hartford, Connecticut 06156

                   STATEMENT OF ADDITIONAL INFORMATION dated:
                            ___________________, 1998

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Aetna GET Fund, Series D Shares, dated __________________, 1998.

A free prospectus is available upon request by writing to the Fund at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                            Telephone: 1-800-525-4225

                     READ THE PROSPECTUS BEFORE YOU INVEST.

                                TABLE OF CONTENTS

                                                                    Page

GENERAL INFORMATION AND HISTORY.......................................
INVESTMENT OBJECTIVE AND RESTRICTIONS.................................
DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES...........
THE ASSET ALLOCATION PROCESS..........................................
TRUSTEES AND OFFICERS OF THE FUND.....................................
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS............................
THE INVESTMENT ADVISORY AGREEMENT.....................................
THE ADMINISTRATIVE SERVICES AGREEMENT.................................
CUSTODIAN.............................................................
INDEPENDENT AUDITORS..................................................
PRINCIPAL UNDERWRITER.................................................
BROKERAGE ALLOCATION AND TRADING POLICIES.............................
DESCRIPTION OF SHARES.................................................
SALE AND REDEMPTION OF SHARES.........................................
NET ASSET VALUE.......................................................
TAX STATUS............................................................
VOTING RIGHTS.........................................................

                        GENERAL INFORMATION AND HISTORY

Series D is a diversified series of Aetna GET Fund (Fund), an open-end, diversified management investment company which sells its shares of beneficial interest to Aetna Life Insurance and Annuity Company (Aetna) for allocation to certain of its separate accounts established to fund variable annuity contracts issued by Aetna. The Board of Trustees of the Fund (Trustees) may authorize the division of shares of the Fund into two or more series, each series relating to a separate portfolio of investments, with different rights as determined by the Trustees.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for Series D is to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period, the "Guaranteed Period," from January 16, 1999 through January 15, 2004, the maturity date. The Series D investment objective and policies are described in detail in the prospectus under the caption "Description of Series D." In seeking to achieve this investment objective, Series D has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of Series D present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of Series D.

As a matter of fundamental policy, Series D will not:

     (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (2) Invest more than 15% of the total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus Investment Management, Inc. (Aeltus), the investment adviser, shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors.

     (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by Series D for its portfolio, Series D or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, Series D may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (5) Make loans, except that, to the extent appropriate under its investment program, Series D may (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of Series D's total assets.

     (6) Invest in commodity contracts, except that Series D may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its overall investment program.

Whenever any of the foregoing provisions states a maximum percentage of the assets of Series D which may be invested in any securities or other property, any excess of the actual percentage limitation shall be considered a violation of such restriction only if such excess exists immediately after the acquisition of such security or property and resulted in whole or in part from such acquisition.

Series D also has adopted certain other investment policies and restrictions reflecting the current investment practices of Series D, which may be changed by the Trustees and without shareholder vote. Under such policies and restrictions, Series D will not:

     (1) Invest more than 5% of its total assets in the securities of any issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (2) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (6) above, borrowings as described in (2) above, and permitted transactions involving options, futures contracts and options on such contracts.

     (3) Invest in companies for the purpose of exercising control or management.

     (4) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

     (5) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of Series D.

     (6) Concentrate its investments in any one industry except Series D may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

           DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES

Options, Futures and Other Derivative Instruments

Series D may use derivative instruments as described below and in the prospectus.

Futures Contracts-- Series D may enter into futures contracts as described in the prospectus but subject to restrictions described below under "Restrictions on the Use of Futures and Option Contracts." Series D may enter into futures contracts or options thereon, which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission (the "CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific commodity, financial instrument(s) or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments or commodities, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that Series D will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If Series D is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equities prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by Series D may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by Series D with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in Series D's futures contracts. A margin deposit is intended to assure Series D's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to Series D. These daily payments to and from Series D are called variation margin. At times of extreme price volatility intra-day variation margin payments may be required. In computing daily net asset values
(NAVs), Series D will mark-to-market the current value of its open futures contracts. Series D expects to earn interest income on its initial margin deposits.

When Series D buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to Series D relative to the size of the margin commitment. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit before any deduction for the transaction costs, if the contract were then closed out. A 15% decrease in the value of the futures contract would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

Series D can buy and write (sell) options on futures contracts. See "Call and Put Options" below. The risk involved in writing call options on futures contracts or market indices is that Series D would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate Series D's obligation might be more or less than the premium received when it originally wrote the option. Further, Series D might occasionally not be able to close the option because of insufficient activity in the options market.

Call and Put Options-- Series D may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the prospectus, subject to the restrictions described in this section and under "Restrictions on the Use of Futures and Option Contracts."

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier").

Series D may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria set by Aeltus.

Series D may not have written call options outstanding at any one time on more than 30% of its total assets. Series D may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. Series D may purchase call and sell put options on equity securities only to close out positions previously opened. Series D will not write a call option on a security unless the call is "covered," i.e. it already owns the underlying security. Securities it "already owns" include any stock which it has the right to acquire without any additional payment. This restriction does not apply to the writing of calls on securities indices or futures contracts (see below). Series D will not write call options on when-issued securities. Series D purchases call options on indices primarily as a temporary substitute for taking positions in the securities that comprise a relevant index, particularly if Aeltus considers these instruments to be undervalued relative to the prices of the securities underlying that index. Series D may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Series intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction. To secure the writer's obligation to deliver the underlying security, a writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

Series D may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or designates liquid assets in an amount sufficient to cover the underlying obligation, in accordance with regulatory requirements. A call option is considered offset, and thus held in accordance with regulatory requirements, if Series D holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is designated by the Series in liquid securities. Series D may also write a call on an index if the Series holds in its portfolio equity securities that perform with a high degree of correlation to the performance of the index.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option on a futures contract or securities index is sold by Series D, the Series will designate liquid securities with a value equal to the exercise price, or else will hold a put on the same security and in the same principal amount as the put sold, or where the exercise price of the put held is less than the exercise price of the put sold if the Series designates liquid securities with an aggregate value equal to the difference. The writer of a put therefore foregoes the opportunity of investing the designated assets or writing calls against those assets. Series D may write put options on debt securities or futures, only if the Series designates liquid securities in an amount equal to the strike price of the put. Series D will not write a put if it will require more than 50% of the Series' net assets to be designated to cover the put obligation.

In writing puts, there is the risk that a writer may be required to buy the underlying instrument at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price; however, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

Series D may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect the Series' holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when Series D, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit Series D to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If Series D desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that Series D will be able to effect a closing transaction at a favorable price. If Series D cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. Series D will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. Such brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. From time to time, Series D may purchase an underlying security for delivery in accordance with an exercise notice of a call option assignment, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

Restrictions on the Use of Futures and Related Option Contracts--Series D may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series total assets at market value; and (b) no more than 5% of the assets shall be committed to margin deposits in relation to futures contracts. CFTC regulations require that to prevent the Series from being a commodity pool Series D enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of Series D's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Interest Rate Swap Transactions--Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by Series D under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Series' loss will consist of the net amount of contractual interest payments that Series D has not yet received. Aeltus will monitor the creditworthiness of counterparties to the Series' interest rate swap transactions on an ongoing basis. Series D will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between Series D and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Additional Risk Factors in Using Derivatives--In addition to any risk factors which may be described elsewhere in this section, or in the prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation--The ability of Series D to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for Series D might not be successful and the Series could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. Series D would, however, effect transactions in such futures or options only for hedging purposes (or to close out open positions).

The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that Series D will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Series.

Potential Lack of a Liquid Secondary Market--The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require Series D to post additional cash or cash equivalents as the value of the position fluctuates. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While Series D will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by Series D, which could require the Series to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Series' ability effectively to hedge its portfolio, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements--Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of Series D may be poorer than if it had not entered into any such contract. For example, if Series D has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if Series D has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits--Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Fund does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding Series D.

Repurchase Agreements

Series D may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards established by the Trustees. Under a repurchase agreement, Series D may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Series to resell the instrument at a fixed price and time, thereby determining the yield during the Series' holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Series. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Series. In that event, Series D may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, Series D's ability to liquidate the collateral may be delayed or limited. Under the 1940 Act, repurchase agreements are considered loans by the Series. Repurchase agreements maturing in more than seven days will not exceed 10 percent of the total assets of the Series.

Variable Rate Demand Instruments

Variable rate demand instruments (including floating rate instruments) held by Series D may have maturities of more than one year, provided: (i) Series D is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. Series D will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, Series D might be unable to dispose of the note and a loss would be incurred to the extent of the default. Series D may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by Series D will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities that are subject to the Series' policies and restrictions on illiquid securities.

Zero Coupon and Pay-in-Kind Securities

Series D may invest in zero coupon securities. In addition, Series D may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. The market prices of zero coupon, STRIPS and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, Series D may realize no return on its investment, because these securities do not pay cash interest.

When-Issued or Delayed-Delivery Securities

During any period that Series D has outstanding a commitment to purchase securities on a when-issued or delayed-delivery basis, Series D will designate cash, U.S. Government securities or other liquid securities with its custodian bank. To the extent that the market value of such securities falls below the amount that Series D will be required to pay on settlement, additional assets may be required to be designated. When Series D engages in when-issued or delayed-delivery transactions, it is effectively relying on the seller of such securities to consummate the trade; failure of the seller to do so may result in Series D's incurring a loss or missing an opportunity to invest the designated securities more advantageously. Series D will not pay for securities purchased on a when-issued or delayed-delivery basis, or start earning interest on such securities, until the securities are actually received. However, any security so purchased will be recorded as an asset of Series D at the time the commitment is made. Because the market value of securities purchased on a when-issued or delayed-delivery basis may increase or decrease prior to settlement as a result of changes in interest rates or other factors, such securities will be subject to changes in market value prior to settlement and a loss may be incurred if the value of the security to be purchased declines prior to settlement.

                          THE ASSET ALLOCATION PROCESS

The initial allocation of the Series D Assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates, and the volatility of the stock market, at the beginning of the Guaranteed Period. In periods of high interest rates, fewer Assets have to be allocated to the Fixed Component to provide the necessary assurances for meeting the minimum targeted rate of return.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the proprietary software model, fewer Assets will have to be allocated to the Fixed Component. On the other hand, if the Fixed Component performance is poorer than expected (as might happen if there were a default on one or more securities held in the Fixed Component), more Assets would have to be allocated to the Fixed Component, and the ability of Series D to participate in any subsequent upward movement in the equity market would be more limited. The process of asset reallocation results in additional transaction costs such as brokerage commissions. To moderate such costs, Aeltus has built into the proprietary software program a factor which will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                        TRUSTEES AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the direction of the Trustees. The Trustees and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). Trustees and officers hold similar positions with other investment companies in the same Fund Complex (except for Portfolio Partners, Inc.). The Fund Complex presently consists of Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund (Series B, Series C and Series D), Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Portfolio Partners, Inc.

                                                                        Principal Occupation During Past Five Years (and
                                       Position(s) Held with          Positions held with Affiliated Persons or Principal
      Name, Address and Age                   the Fund                             Underwriters of the Fund)
      ---------------------                   --------                             -------------------------
J. Scott Fox*                      Trustee and President           Director, Managing Director, Chief Operating Officer,
242 Trumbull Street                                                Chief Financial Officer, Aeltus Investment Management,
Hartford, Connecticut                                              Inc., October 1997 to  present; Vice President, Aetna
Age 43                                                             Retirement Services, Inc., April 1997 to  present;
                                                                   Director and Senior Vice President, Aetna Life Insurance and
                                                                   Annuity Company, March 1997 to February 1998; Director,
                                                                   Managing Director, Chief Operating Officer, Chief Financial
                                                                   Officer and Treasurer, Aeltus, April 1994 to March 1997;
                                                                   Managing Director and Treasurer, Equitable Capital Management
                                                                   Corp., March 1987 to September 1993.

Wayne F. Baltzer Vice              President                       Assistant Vice President, Aetna Life Insurance and Annuity
242 Trumbull Street                                                Company, May 1991 to present; Vice President, Aetna
Hartford, Connecticut                                              Investment Services, Inc., July 1993 to present.
Age 55

Albert E. DePrince, Jr.            Trustee                         Professor, Middle Tennessee State University, 1991 to present.
3029 St. Johns Drive
Murfreesboro, Tennessee
Age 57

Amy R. Doberman                    Secretary                       Vice President, Law, Aeltus Investment Management, Inc.,
242 Trumbull Street                                                April 1998 to present; Counsel, Aetna Life Insurance and
Hartford, Connecticut                                              Annuity Company, December 1996 to present; Attorney,
Age 36                                                             Securities  and Exchange Commission,  March 1990 to
                                                                   November 1996.

Maria T. Fighetti                  Trustee                         Manager/Attorney, Health Services, New York City
325 Piermont Road                                                  Department of Mental Health, Mental Retardation and
Closter, New Jersey                                                Alcohol Services, 1973 to present.
Age 55

David L. Grove                     Trustee, Chairperson            Private Investor;  Economic/Financial Consultant, December
5 The Knoll                        Contract Committee,             1985 to present.
Armonk, New York                   Nominating Committee
Age 80

                                                                        Principal Occupation During Past Five Years (and
                                       Position(s) Held with          Positions held with Affiliated Persons or Principal
      Name, Address and Age                   the Fund                             Underwriters of the Fund)
      ---------------------                   --------                             -------------------------
John Y. Kim*                       Trustee                         Director, President, Chief  Executive Officer, Chief
242 Trumbull Street                                                Investment Officer, Aeltus Investment Management, Inc.,
Hartford, Connecticut                                              December 1995 to present;  Director, Aetna Life Insurance
Age 38                                                             and Annuity Company, February 1995 to  present; Senior
                                                                   Vice President, Aetna Life Insurance and Annuity Company,
                                                                   September 1994 to present.

Sidney Koch                        Trustee                         Financial Adviser, self-employed, January 1993 to present.
455 East 86th Street
New York, New York
Age 63

Frank Litwin                       Vice President                  Managing  Director, Aeltus Investment Management, Inc.,
242 Trumbull Street                                                August  1997 to  present; Vice President, Fidelity
Hartford, Connecticut                                              Investments Institutional Services Company, April 1992 to
Age 49                                                             August 1997.

Shaun P. Mathews*                   Trustee                        Vice President/Senior Vice President, Aetna Life
151 Farmington Avenue                                              Insurance and Annuity Company,  March 1991 to present;
Hartford, Connecticut                                              Vice President, Aetna Life Insurance Company, 1991 to
Age 43                                                             present; Director and Senior Vice President, Aetna
                                                                   Investment Services, Inc., July 1993 to present; Director
                                                                   and Senior Vice President, Aetna Insurance Company of
                                                                   America, September 1992 to present.

Richard G. Scheide                  Trustee, Chairperson           Trust and Private  Banking  Consultant,  David Ross Palmer
11 Lily Street                      Audit Committee                Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 69

Stephanie A. DeSisto                Vice President,                Vice President Mutual Fund Accounting, Aeltus Investment
242 Trumbull Street                 Treasurer and Chief            Management, Inc., November 1995 to present; Director
Hartford, Connecticut               Financial Officer              Mutual Fund Accounting,  Aetna Life Insurance and Annuity
Age 45                                                             Company, August 1994 to  November 1995; Assistant Vice
                                                                   President, Investors Bank & Trust, January 1993 to August
                                                                   1994.

During the period ended October 31, 1997, Trustees who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Fund. As of October 31, 1997, the unaffiliated Trustees received compensation in the amounts included in the following table. None of these Trustees were entitled to receive pension or retirement benefits.

                                          Aggregate Compensation          Total Compensation from the Fund and Fund
     Name of Person, Position                  from the Fund                       Complex Paid to Trustees
     ------------------------                  -------------                       ------------------------
Corine Norgaard                                  $5,550                                  $55,500
Trustee

Sidney Koch                                      $3,850                                  $38,500
Trustee

Maria T. Fighetti                                $5,550                                  $55,500
Trustee

Richard G. Scheide                               $6,100                                  $61,000
Trustee, Chairperson
Audit Committee

David L. Grove                                   $5,750*                                 $57,500*
Trustee, Chairperson
Contract Committee

*Mr. Grove elected to defer all such compensation under an existing deferred compensation plan.

The Fund has obtained an order from the Securities and Exchange Commission (Commission) which allows the Trustees who are not affiliated with Aetna Inc. or any of its subsidiaries to defer all or a portion of their compensation in accordance with the terms of a new Deferred Compensation Plan (the "Plan"). Under the Plan, compensation deferred by an unaffiliated Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more series of Aetna Series Fund, Inc. designated by the Trustee. The amount paid to the unaffiliated Trustee under the Plan will be based upon the performance of such investments. Deferral of compensation in accordance with the Plan will have a negligible effect on the assets, liabilities and net income per share of any Series and will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of Series D will be owned by Aetna as the depositor of separate accounts which are used to fund variable annuity contracts (VA Contracts).

Aetna is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                        THE INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (Advisory Agreement) appointing Aeltus as the Investment Adviser of Series D. The Advisory Agreement was approved by the Trustees on September 24, 1998. The Advisory Agreement will be effective through December 31, 1999. The Advisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, as defined by the 1940 Act (Independent Trustees), at a meeting called for that purpose, and held in person. The Advisory Agreement may be terminated without penalty upon sixty (60) days' written notice by the Trustees or by a majority vote of the outstanding voting securities of Series D, or by

Aeltus. The Advisory Agreement terminates automatically in the event of assignment. Under the Advisory Agreement and subject to the supervision of the Trustees of the Fund, Aeltus has responsibility for supervising all aspects of the operations of Series D including the selection, purchase and sale of securities. Under the Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a subadviser.

For the services under the Advisory Agreements, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

The service mark of Series D and the name "Aetna" have been adopted by the Fund with the permission of Aetna Services, Inc. and their continued use is subject to the right of Aetna Services, Inc. to withdraw this permission in the event Aeltus or another subsidiary or affiliated corporation of Aetna Inc. should not be the investment adviser of Series D.

                      THE ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to the Administrative Services Agreement described below, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAVs; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Trustees.

For its services, Series D pays Aeltus a fee at an annual rate of .075% of its average daily net assets.

Unless terminated earlier, the Administrative Services Agreement remains in effect from year to year if approved annually by a majority of the Trustees, including a majority of the Independent Trustees. The Agreement may be terminated by either party upon sixty (60) days' written notice.

                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, PA, 15258 serves as custodian for the assets of Series D. The custodian does not participate in determining the investment policies of Series D or in deciding which securities are purchased or sold by Series D. Series D, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, City Place II, Hartford, Connecticut 06103 will serve as independent auditors to Series D. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with SEC filings.

                              PRINCIPAL UNDERWRITER

Aetna has agreed to use its best efforts to distribute the shares as the principal underwriter of Series D pursuant to an Underwriting Agreement between it and the Fund. The Agreement was approved on September 24, 1998 to continue through December 31, 1999. The Underwriting Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of Series D's shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of Aetna, and who are not interested persons of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or Aetna or by vote of holders of a majority of Series D's shares without the payment of any penalty.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Trustees, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of Series D and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Series portfolio transactions, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of Series D. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades in the Series portfolio securities and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Aeltus personnel with respect to computerized systems and data furnished to the Series as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aeltus.

Research services furnished by brokers through whom the Fund effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit Series D.

Consistent with Federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

Series D has not effected and has no present intention of effecting any brokerage transactions in portfolio securities with Aeltus or any other affiliated person of the Fund.

Aeltus acts as investment adviser to other investment companies registered under the 1940 Act. Aeltus has adopted policies designed to prevent disadvantaging the Series in placing orders for the purchase and sale of securities.

Series D and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other portfolios, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Trustees have adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, Series D may buy a security from or sell a security to another registered investment company or series thereof advised by Aeltus.

The Trustees have also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Series. The Code of Ethics allows trades to be made in securities that may be held by Series
D. However, it prohibits a person from taking advantage of Series D's trades or from acting on inside information. Aeltus also has adopted a Code of Ethics, which the Trustees review annually.

                              DESCRIPTION OF SHARES

Aetna GET Fund was established as a business trust under the laws of Massachusetts on March 9, 1987.

The Fund's Declaration of Trust (Declaration) permits the Fund to issue an unlimited number of transferable full and fractional shares of beneficial interest without par value of a single class, each of which represents a proportionate interest in Series D equal to each other share (see discussion in the Prospectus under "Capital Stock"). The Trustees have the power to divide or combine the shares of a particular series into a greater or lesser number of shares without thereby changing the proportional beneficial interest in Series D.

Upon liquidation of Series D, shareholders of Series D are entitled to share pro rata in the net assets of Series D available for distribution to shareholders. Series D shares are fully paid and nonassessable when issued.

Nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                          SALE AND REDEMPTION OF SHARES

Shares of Series D are sold and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus under "Sale and Redemption of Shares" and "Net Asset Value."

                                 NET ASSET VALUE

Securities of Series D are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the mean of the last bid and asked price if current market quotations are not readily available. Short-term debt securities which have a maturity date of more than sixty days and long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker who is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities. Short-term debt securities maturing in sixty days or less at the date of purchase will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Securities for which market quotations are not readily available or for which superseding events have made market quotations unreliable are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Trustees.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

                                   TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting Series D and its shareholders which are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of Series D or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Series D has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (Code). As a regulated investment company, Series D is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (Distribution Requirement), and satisfies certain other requirements of the Code that are described in this section. Distributions by Series D made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock, securities or currencies (Income Requirement).

In general, gain or loss recognized by Series D on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by Series D at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Series held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Series elects otherwise), will generally be treated as ordinary income or loss.

For purposes of determining whether capital gain or loss recognized by Series D on the disposition of an asset is long-term, medium-term, or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option ) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Series as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Series grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Series grants an in-the-money qualified covered call option with respect thereto. In addition, Series D may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by Series D on the lapse of, or any gain or loss recognized by Series D from a closing transaction with respect to, an option written by the Series will be treated as a short-term capital gain or loss.

Transactions that may be engaged in by Series D (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section

1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Series D, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Series that are not Section 1256 contracts.

Because only a few regulations regarding the treatment of swap agreements and other financial derivatives have been issued, the tax consequences of transactions in these types of instruments are not always entirely clear. Series D intends to account for derivatives transactions in a manner deemed by it to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of Series D as a regulated investment company and/or its compliance with the diversification requirement under Code
Section 817(h) might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for Series D to qualify as a regulated investment company may limit the extent to which Series D will be able to engage in swap agreements.

A Series may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies (PFICS) for federal income tax purposes. If Series D invests in a PFIC, it may elect to treat the PFIC as a qualifying electing portfolio (QEP) in which event the Series will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Series receives distributions of any such ordinary earnings or capital gain from the PFIC. If Series D does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEP, then in general (1) any gain recognized by the Series upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Series from the PFIC will be allocated ratably over the Series' holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Series' gross income for such year as ordinary income (and the distribution of such portion by the Series to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Series level), (3) the Series shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Series to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Series thereon) will again be taxable to the shareholders as an ordinary income dividend.

Under recently proposed Treasury Regulations Series D can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Series' adjusted tax basis in that share (mark to market gain). Such mark to market gain will be included by the Series as ordinary income, and the Series' holding period with respect to such PFIC stock commences on the first day of the next taxable year. If Series D makes such election in the first taxable year it holds PFIC stock, the Series will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, Series D must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Series' taxable year, at least 50% of the value of the Series' assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series' total assets in securities of such issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year Series D does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Series D intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that Series D may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Series Distributions

Series D anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to the shareholders as ordinary income and treated as dividends for federal income tax purposes, but they may qualify for the dividends-received deduction for corporate shareholders to the extent discussed below.

Series D may either retain or distribute to the shareholders its net capital gain for each taxable year. Series D currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to the shareholders as long-term capital gain, regardless of the length of time the shareholders have held shares or whether such gain was recognized by the Series prior to the date on which the shareholder acquired the shares.

If Series D elects to retain its net capital gain, the Series will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. Where Series D elects to retain its net capital gain, it is expected that the Series also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Series on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. All distributions paid to Aetna, whether characterized as ordinary income or capital gain, are not taxable to VA Contract holders.

Ordinary income dividends paid by Series D with respect to a taxable year may qualify for the dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by Series D from domestic corporations for the taxable year and if the shareholder meets eligibility requirements in the Code. A dividend received by the Series will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Series has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Series has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Series is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246(a). Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Series or (ii) by application of Code Section 246(b) which in general limits the dividends-received deduction.

Alternative Minimum Tax (AMT) is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income (AMTI) over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. For purposes of the corporate AMT and the environmental super-fund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Series into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Investment income that may be received by Series D from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle Series D to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Series' assets to be invested in various countries is not known.

Distributions by Series D that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions paid to shareholders are generally reinvested in additional shares. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of Series D reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Series, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by Series D into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Series) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Tax Effect on Contract Owners and Policy Owners

Owners of VA Contracts are taxed through prior ownership of such contracts and policies, as described in the insurance company's prospectus for the applicable contract or policy.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in Series D.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. The shareholder of Series D is Aetna for its separate accounts using Series D to fund VA Contracts. Aetna passes voting rights attributable to shares held for the VA Contracts through to Contract owners as described in the prospectus for the applicable VA Contracts. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The Declaration may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Trustees and consented to by a majority of the shareholders. The Trustees may also amend the Declaration without the vote or consent of shareholders, if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or to establish a new series of shares, but the Trustees shall not be liable for failing to do so.

Shares have no preemptive or conversion rights.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits
-------------------------------------------

       (a) Financial Statements:
                 Not Applicable


       (b) Exhibits:
         (1)(a)  Declaration of Trust*
         (1)(b)  Amendment to Declaration of Trust (October 28, 1993)*
         (1)(c)  Amendment to Declaration of Trust (June 18, 1996)*
         (1)(d)  Amendment to Declaration of Trust (July 19, 1996)*
         (1)(e)  Amendment to Declaration of Trust (________, 1998)*
         (2)     Amended and Restated By-laws(1)
         (3)     Not applicable
         (4)     Instruments Defining Rights of Holders(2)
         (5) Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna GET Fund*
         (6) Underwriting Agreement between Aetna GET Fund and Aetna Life Insurance and Annuity Company*
         (7)     Directors' Deferred Compensation Plan*
         (8)(a)  Custodian Agreement between Mellon Bank, N.A. and Aetna
                 GET Fund*
         (8)(b)  Amendment to Custodian Agreement (November 24, 1993)*
         (8)(c)  Amendment to Custodian Agreement (August 26, 1996)*
         (8)(d)  Amendment to Custodian Agreement (________, 1998)*
         (9)(a) Administrative Services Agreement between Aeltus and Aetna GET Fund (________, 1998)*
         (9)(b)  License Agreement*
         (10)    Opinion and Consent of Counsel
         (11)    Not applicable
         (12)    Not applicable
         (13)    Agreement Concerning Initial Capital(3)
         (14)    Not applicable
         (15)    Not applicable
         (16)    Not applicable
         (17)    See Item 27
         (18)    Not applicable
         (19)(a) Power of Attorney(4)
         (19)(b) Power of Attorney
         (19)(c) Authorization for Signatures(5)

         (27)    Not applicable

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on June 14, 1996
     (Accession No. 0000928389-96-000126).
2. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on December 31, 1996
     (Accession No.0000950146-96-002407).
3. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 33-12723) as filed electronically with the Securities and Exchange Commission on March 11, 1997
     (Accession No. 0000950146-97-000363).
4. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically with the Securities and Exchange Commission on April 27, 1998
     (Accession No. 0000950146-98-000689).
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997
     (Accession No. 0000950146-97-001480).

Item 25. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Massachusetts business trust for which separate financial statements are filed. As of June 30, 1998, all of the Registrant's outstanding voting securities were held in the name of Aetna Life Insurance and Annuity Company ("Aetna").

       Aetna is an indirect wholly-owned subsidiary of Aetna Inc.


       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically with the Securities and Exchange Commission on June 8, 1998 (Accession No. 0000950146-98-000983).

Item 26. Number of Holders of Securities
----------------------------------------

         (1) Title of Class                   (2) Number of Record Holders
             --------------                       ------------------------

         Shares of Beneficial Interest                one as of June 30, 1998
         $1.00 par value

Item 27. Indemnification
------------------------

       Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit 24(b)(1)(b) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires on October 1, 1999.


Item 28.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

             The following table summarizes the business connections of the directors and principal officers of the investment adviser.

 --------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices            Other Principal Position(s) Held
 ----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                               -----------------------          ---------------------------------
 --------------------------------------------------------------------------------------------------------------------
 John Y. Kim                   Director, President, Chief       Director (since February 1995) -- Aetna Life Insurance
                               Executive Officer, Chief         and Annuity Company; Senior Vice President (since
                               Investment Officer               September 1994) -- Aetna Life Insurance and Annuity
                                                                Company.

 J. Scott Fox                  Director, Managing Director,     Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief   Services, Inc.; Director and Senior Vice President
                               Financial Officer                (March 1997 - February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Managing Director, Chief
                                                                Operating Officer, Chief Financial Officer, Treasurer
                                                                (April 1994 - March 1997) -- Aeltus Investment Management, Inc.

 Thomas J. McInerney           Director                         President (since August 1997) -- Aetna Retirement
                                                                Services, Inc.; Director and President (since September
                                                                1997) -- Aetna Life Insurance and Annuity Company;
                                                                Executive Vice President (since August 1997) -- Aetna
                                                                Inc.; Vice President, Strategy (March 1997 - August
                                                                1997) -- Aetna Inc.; Vice President, Marketing and
                                                                Sales (December 1996 - March 1997) -- Aetna U.S.
                                                                Healthcare; Vice President, National Accounts (April
                                                                1996 - December 1996) -- Aetna U.S. Healthcare; Vice
                                                                President, Strategy, Finance, & Administration (July
                                                                1995 - April 1996) -- Aetna Inc.

 --------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices            Other Principal Position(s) Held
 ----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                               -----------------------          ---------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Catherine H. Smith            Director                         Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Chief Financial Officer (since
                                                                February 1998) -- Aetna Retirement Services, Inc.; Vice
                                                                President, Strategy, Finance and Administration,
                                                                Financial Relations (September 1996 - February 1998) --
                                                                Aetna Inc.; Chief of Staff, Health/Group Life, Strategy
                                                                and Communication (April 1993 - September 1996) --
                                                                Aetna U.S. Healthcare.

 Lennart A. Carlson            Managing Director, Fixed         Managing Director (since January 1996) -- Aeltus Trust
                               Income Investments               Company.

 Steven C. Huber               Managing Director, Fixed         Portfolio Manager (August 1991 - August 1996) -- Aetna
                               Income Investments               Life Insurance and Annuity Company; Managing Director
                                                                (since August 1996) -- Aeltus Trust Company.

 Brian K. Kawakami             Vice President, Chief            Chief Compliance Officer & Director (since January
                               Compliance Officer               1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                (since August 1993) -- Aeltus Capital, Inc.

 Neil Kochen                   Managing Director, Product       Managing Director (since April 1996) -- Aeltus Trust
                               Development                      Company; Managing Director (since August 1996) --
                                                                Aeltus Capital, Inc.; Managing Director (July 1994 -
                                                                August 1996) -- Aetna Life Insurance and Annuity
                                                                Company.

 Frank Litwin                  Managing Director, Retail        Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales              August, 1997) -- Fidelity Investments Institutional
                                                                Services Company.

 --------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices            Other Principal Position(s) Held
 ----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                               -----------------------          ---------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Kevin M. Means                Managing Director, Equity        Managing Director (July 1994 - August 1996) -- Aetna
                               Investments                      Life Insurance and Annuity Company; Managing Director
                                                                (since August 1996) -- Aeltus Trust Company.

 L. Charles Meythaler          Managing Director,               Director (since July 1997) -- Aeltus Trust Company;
                               Institutional Marketing          Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                        Company; President (June 1993 - April 1997) -- New
                                                                England Investment Association.

 Jeanne Wong-Boehm             Managing Director, Fixed         Portfolio Manager (March 1982 - August 1996) -- Aetna
                               Income Investments               Life Insurance and Annuity Company; Portfolio Manager
                                                                (March 1982 - August 1996) -- Aetna Inc.; Managing Director
                                                                (since August 1996) -- Aeltus Trust Company.


     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 242
       Trumbull Street, Hartford, Connecticut 06103-1205.  The address of Mr. McInerney and Ms. Smith is 151 Farmington
       Avenue, Hartford, Connecticut 06156.
    ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years)
       other positions with affiliates of the Registrant that are not deemed to be principal positions.


Item 29. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

Name and Principal                   Positions and Offices                          Positions and Offices
Business Address*                    with Principal Underwriter                     with Registrant
-----------------                    --------------------------                     ---------------

Thomas J. McInerney                  Director and President                         None
Robert D. Friedhoff                  Director and Senior Vice President             None
John Y. Kim                          Director and Senior Vice President             Trustee
Shaun P. Mathews                     Director and Senior Vice President             Trustee
Catherine H. Smith                   Director, Senior Vice President and Chief      None
                                     Financial Officer
Thomas P. Waldron                    Director and Vice President                    None
Kirk P. Wickman                      Vice President, General Counsel and            None
                                     Corporate Secretary
Deborah Koltenuk                     Vice President and Treasurer, Corporate        None
                                     Controller
Frederick D. Kelsven                 Vice President and Chief Compliance Officer    None

*    Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington
     Avenue, Hartford, Connecticut 06156.  Mr. Kim's address is 242 Trumbull Street, Hartford, Connecticut 06103-1205.

     (c)    Not applicable


Item 30. Location of Accounts and Records
-----------------------------------------

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 or 242 Trumbull Street, Hartford, Connecticut 06103-1205.


Item 31.     Management Services
--------------------------------

       Not applicable.

Item 32.     Undertakings
-------------------------

       The Registrant undertakes that if requested by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Trustees and will assist with communication concerning that shareholder meeting as if
       Section 16(c) of the 1940 Act applied.

       The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
                                   ----------

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of July, 1998.


                                                              AETNA GET FUND
                                                              --------------
                                                              Registrant

                                                              By  J. Scott Fox*
                                                                  -------------
                                                                  J. Scott Fox
                                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on July 15, 1998 in the capacities indicated.

Signature                                    Title                                                     Date
---------                                    -----                                                     ----

J. Scott Fox*                                President and Trustee                              )
------------------------------------------   (Principal Executive Officer)                      )
J. Scott Fox                                                                                    )
                                                                                                )
Albert E. DePrince, Jr.*                     Trustee                                            )
------------------------------------------
Albert E. DePrince, Jr.                                                                         )
                                                                                                )
Maria T. Fighetti*                           Trustee                                            )
------------------------------------------
Maria T. Fighetti                                                                               )
                                                                                                )      July
David L. Grove*                              Trustee                                            )      15, 1998
------------------------------------------
David L. Grove                                                                                  )
                                                                                                )
John Y. Kim*                                 Trustee                                            )
------------------------------------------
John Y. Kim                                                                                     )
                                                                                                )
Sidney Koch*                                 Trustee                                            )
------------------------------------------
Sidney Koch                                                                                     )
                                                                                                )
Shaun P. Mathews*                            Trustee                                            )
------------------------------------------
Shaun P. Mathews                                                                                )



Corine T. Norgaard*                          Trustee                                            )
------------------------------------------                                                      )
Corine T. Norgaard                                                                              )
                                                                                                )
Richard G. Scheide*                          Trustee                                            )
------------------------------------------                                                      )
Richard G. Scheide                                                                              )
                                                                                                )
Stephanie A. Taylor*                         Treasurer and Chief Financial Officer              )
------------------------------------------   (Principal Financial and Accounting Officer)       )
Stephanie A. Taylor                                                                             )


By:    /s/ Amy R. Doberman
      -------------------
       *Amy R. Doberman
        Attorney-in-Fact

(Executed pursuant to Powers of Attorney dated December 10, 1997 and June 24, 1998 and filed with the Securities and Exchange Commission on April 27, 1998 (Accession No. 0000950146-98-000689) and with this Post-Effective Amendment No. 12 as exhibit 24(b)(19)(b), respectively.)

                                 Aetna Get Fund
                                  EXHIBIT INDEX

     Exhibit No.            Exhibit                                                                            Page
     -----------            -------                                                                            ----
     99-(b)(1)(a)           Declaration of Trust                                                                **

     99-(b)(1)(b)           Amendment to Declaration of Trust (October 28, 1993)                                **

     99-(b)(1)(c)           Amendment to Declaration of Trust (June 18, 1996)                                   **

     99-(b)(1)(d)           Amendment to Declaration of Trust (July 19, 1996)                                   **

     99-(b)(1)(e)           Amendment to Declaration of Trust (______, 1998)                                    **

     99-(b)(2)              Amended and Restated Bylaws                                                          *

     99-(b)(4)              Instruments Defining Rights of Holders                                               *

     99-(b)(5)              Investment Advisory Agreement between Aeltus Investment Management, Inc.            **
                            and Aetna GET Fund

     99-(b)(6)              Underwriting Agreement between Aetna Life Insurance and Annuity Company              *
                            and Aetna GET Fund

     99-(b)(7)              Directors Deferred Compensation Plan                                                **

     99-(b)(8)(a)           Custodian Agreement between Mellon Bank, N.A. and Aetna GET Fund                    **

     99-(b)(8)(b)           Amendment to Custodian Agreement (November 24, 1993)                                **

     99-(b)(8)(c)           Amendment to Custodian Agreement (August 26, 1996)                                  **

     99-(b)(8)(d)           Amendment to Custodian Agreement (_________, 1998)                                  **

     99-(b)(9)(a)           Administrative Services Agreement between Aeltus and Aetna GET Fund                 **
                            (_________, 1998)

     99-(b)(9)(b)           License Agreement                                                                   **

     99-(b)(10)             Opinion and Consent of Counsel
                                                                                                             -------

  *    Incorporated by reference
 **    To be filed by amendment

     Exhibit No.            Exhibit                                                                            Page
     -----------            -------                                                                            ----

     99-(b)(13)             Agreement Concerning Initial Capital                                                 *

     99-(b)(19)(a)          Power of Attorney (December 10, 1997)                                                *

     99-(b)(19)(b)          Power of Attorney (June 24, 1998)
                                                                                                             -------

     99-(b)(19)(c)          Authorization for Signatures                                                         *

  *    Incorporated by reference
 **    To be filed by amendment